CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares
Allowance for doubtful accounts receivable (in dollars) | $	$ 2,573		$ 2,732
Ordinary shares, par value (in NIS per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, shares issued	55,777,786		55,009,730
Ordinary shares, shares outstanding	32,411,296		37,841,603
Treasury stock, shares	23,366,490		17,168,127